Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2024
Commitments and Contingencies [Abstract]
Schedule of Group's future minimum commitments under non-cancelable agreements
As of December 31, 2024, the Group’s future minimum commitments under non-cancelable
agreements were as follows:

	Less than one year	One to three years	More than three years	Total
	RMB	RMB	RMB	RMB
Purchase commitments	224,143	1,095	—	225,238
Capital commitments	753	—	—	753

Total	224,896	1,095	—	225,991